Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Corporate debt	$ 807,347	$ 723,791
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	28,012
Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	21,043
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	271,263
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	98,978
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	98,869
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	289,182
Note Issuance Facility 2017 [Member]
Repayment schedule [Abstract]
Corporate debt	297,684
Note Issuance Facility 2017 [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	41
Note Issuance Facility 2017 [Member] | Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2017 [Member] | Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2017 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	99,796
Note Issuance Facility 2017 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	98,978
Note Issuance Facility 2017 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	98,869
Note Issuance Facility 2017 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	9,976
2017 Credit Facility [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	6
2017 Credit Facility [Member] | Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	9,970
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	171,931
New Revolving Credit Facility [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	464
New Revolving Credit Facility [Member] | Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	171,467
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	300,255
Note Issuance Facility 2019 [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	11,073
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	289,182
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	27,501
Commercial Paper [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	27,501
Commercial Paper [Member] | Between January and March 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between April and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0